STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of revenues:
Salaries and benefits	$ 873	$ 1,668	$ 3,520
Share-based compensation	68	53	231
Materials and sub-contractors	216	572	756
Depreciation	161	309	599
Rentals and maintenance	130	233	448
Other	4	10	85
Total cost of revenues	1,452	2,845	5,639
Research and development, net:
Salaries and benefits	9,599	10,205	9,207
Share-based compensation	960	1,200	1,369
Materials and sub-contractors	1,249	1,636	2,120
Plant growth and greenhouse maintenance	342	405	473
Rentals and office maintenance	1,114	1,430	1,081
Depreciation	1,859	1,836	1,679
Other	828	437	656
Participation in respect of government grants	(1,265)	(162)	(180)
Research and development expenses	14,686	16,987	16,405
Business development:
Salaries and benefits	1,301	1,038	947
Share-based compensation	381	363	508
Travel	163	109	136
Legal	67	37	16
Other	172	139	89
Business development	2,084	1,686	1,696
General and administrative:
Salaries and benefits	1,755	1,737	1,551
Share-based compensation	322	628	835
Professional fees	1,075	1,065	1,228
Other	362	380	275
General and administrative expenses	3,514	3,810	3,889
Financing income:
Exchange differences, net			17
Interest income	1,413	2,125	2,400
Hedging instruments			7
Financing income	1,413	2,125	2,424
Financing expenses:
Bank expenses and commissions	141	129	155
Exchange differences, net	660	82
Change in the fair value of marketable securities	1,285	720	703
Hedging instruments		7
Revaluation of liabilities in respect of government grants	120	67	33
Financial expense	$ 2,206	$ 1,005	$ 891